Organization and Basis of Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Organization and Basis of Financial Statements [Abstract]
Retained earnings available for distribution as reflected in the statutory books of subsidiaries	$ 60,865	$ 58,606